FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 27, 2012
Assets Measured At Fair Value On Non-Recurring Basis

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 27, 2012 and June 29, 2011 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 27, 2012	$0	$0	$1,586	$1,586
At June 29, 2011	$0	$0	$255	$255
Liquor licenses:
At June 27, 2012	$0	$4,109	$0	$4,109